January 4, 2008

Securities and Exchange Commission
Office of Filings and Information Services
100 F. Street, NE
Washington, D.C. 20549

Attention: Filings – Rule 497(j)

Re: Dreyfus Bond Funds, Inc.

-	Dreyfus Municipal Bond Fund
-	Dreyfus Premier High Income Fund

Registration Statement File No. 2-56878, 811-2653
CIK No. 075176

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of
Prospectuses and Statements of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post Effective Amendment No. 53 to the Registration Statement,
electronically filed with the Securities and Exchange Commission on December 27,
2007.

Very truly yours,

/s/ Yaroslava Kouskovskaya
Yaroslava Kouskovskaya